Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of composition of the rights of use of the Group?s assets
	June 30, 2022	June 30, 2021
Offices, shopping malls and other rental properties	17	18
Machinery and equipment	2	7
Convention center	1,223	1,305
Total Right-of-use assets	1,242	1,330
Non-current	1,242	1,330
Total	1,242	1,330

Schedule of changes in the Group?s rights of use
	June 30, 2022	June 30, 2021
Beginning of the year	1,330	48,913
Additions	-	1,458
Disposals	-	(136)
Amortization charges	(88)	(3,135)
Deconsolidation	-	(42,394)
Currency translation adjustment	-	(3,376)
Total	1,242	1,330

Schedule of depreciation charge for rights of use
	June 30, 2022	June 30, 2021
Offices, shopping malls and other rental properties	78	2,119
Telecommunications	-	485
Others	10	531
Total depreciation of right-of-use assets (i)	88	3,135

Schedule of other charges to income related to rights of use
	June 30, 2022	June 30, 2021
Lease liabilities interests	(120)	(458)
Results from short-term leases	(43)	(59)

Schedule of average discount rate and the term of liability for lease
Average discount rate	Maturity date
10.61%	2023-2041